Quarterly Holdings Report
for

Fidelity® Strategic Dividend & Income® Fund

August 31, 2020

SDI-QTLY-1020
1.806764.116

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 15.9%
	Principal Amount	Value
Convertible Bonds - 15.6%
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.2%
Bandwidth, Inc. 0.25% 3/1/26 (a)	$1,600,000	$2,898,471
Liberty Latin America Ltd. 2% 7/15/24	120,000	100,950
Liberty Media Corp. 2.25% 9/30/46	4,620,000	2,195,460
Vonage Holdings Corp. 1.75% 6/1/24	1,480,000	1,510,872
		6,705,753
Entertainment - 0.2%
Cinemark Holdings, Inc. 4.5% 8/15/25 (a)	90,000	115,483
Liberty Media Corp. 2.25% 12/1/48 (a)	801,000	875,986
Live Nation Entertainment, Inc.:
2% 2/15/25 (a)	600,000	537,000
2.5% 3/15/23	504,000	575,361
Pandora Media, Inc. 1.75% 12/1/23	809,000	916,755
World Wrestling Entertainment, Inc. 3.375% 12/15/23	519,000	979,368
Zynga, Inc. 0.25% 6/1/24	2,054,000	2,598,310
		6,598,263
Interactive Media & Services - 0.7%
Eventbrite, Inc. 5% 12/1/25 (a)	90,000	97,371
IAC FinanceCo 2, Inc. 0.875% 6/15/26 (a)	2,115,000	3,059,141
IAC FinanceCo 3, Inc. 2% 1/15/30 (a)	2,140,000	3,280,360
IAC Financeco, Inc. 0.875% 10/1/22 (a)	2,359,000	6,039,512
Snap, Inc.:
0.25% 5/1/25 (a)	1,740,000	2,213,122
0.75% 8/1/26	1,685,000	2,132,578
Twitter, Inc. 0.25% 6/15/24	3,494,000	3,765,479
Zillow Group, Inc.:
0.75% 9/1/24 (a)	1,960,000	3,971,548
1.375% 9/1/26 (a)	828,000	1,697,114
1.5% 7/1/23	685,000	879,428
2% 12/1/21	865,000	1,409,950
2.75% 5/15/25	2,614,000	4,019,025
		32,564,628
Media - 0.8%
DISH Network Corp.:
2.375% 3/15/24	4,914,000	4,621,936
3.375% 8/15/26	15,954,000	15,735,015
Gannett Co., Inc. 4.75% 4/15/24	1,250,000	1,124,769
GCI Liberty, Inc. 1.75% 9/30/46 (a)	2,559,000	4,281,207
Liberty Broadband Corp. 2.75% 9/30/50 (a)	2,370,000	2,519,492
Liberty Interactive LLC 1.75% 9/30/46 (a)	1,473,000	2,681,281
Liberty Media Corp.:
1% 1/30/23	1,755,000	2,150,071
1.375% 10/15/23	2,703,000	3,116,264
2.125% 3/31/48 (a)	1,435,000	1,433,851
		37,663,886
Wireless Telecommunication Services - 0.0%
Boingo Wireless, Inc. 1% 10/1/23	1,780,000	1,581,975
TOTAL COMMUNICATION SERVICES		85,114,505
CONSUMER DISCRETIONARY - 3.1%
Auto Components - 0.0%
Veoneer, Inc. 4% 6/1/24	142,000	127,759
Automobiles - 1.7%
Tesla, Inc.:
1.25% 3/1/21	2,537,000	17,529,148
2% 5/15/24	5,587,000	44,801,036
2.375% 3/15/22	2,081,000	15,801,241
		78,131,425
Diversified Consumer Services - 0.1%
Chegg, Inc.:
0% 9/1/26 (a)	1,410,000	1,433,163
0.125% 3/15/25	2,486,000	3,818,811
0.25% 5/15/23	312,000	854,768
K12, Inc. 1.125% 9/1/27 (a)	80,000	80,477
		6,187,219
Hotels, Restaurants & Leisure - 0.4%
Bloomin' Brands, Inc. 5% 5/1/25 (a)	57,000	83,526
Carnival Corp. 5.75% 4/1/23 (a)	2,850,000	5,114,878
Marriott Vacations Worldwide Corp. 1.5% 9/15/22	1,214,000	1,207,223
NCL Corp. Ltd.:
5.375% 8/1/25 (a)	100,000	115,148
6% 5/15/24 (a)	66,000	95,390
Penn National Gaming, Inc. 2.75% 5/15/26	4,219,000	9,826,008
Royal Caribbean Cruises Ltd. 4.25% 6/15/23 (a)	80,000	97,142
		16,539,315
Internet & Direct Marketing Retail - 0.5%
Etsy, Inc.:
0% 3/1/23	911,000	3,008,008
0.125% 10/1/26 (a)	2,265,000	3,457,069
0.125% 9/1/27 (a)	2,410,000	2,452,138
Farfetch Ltd. 3.75% 5/1/27 (a)	910,000	1,791,563
MercadoLibre, Inc. 2% 8/15/28	1,593,000	4,311,338
Quotient Technology, Inc. 1.75% 12/1/22	1,035,000	1,001,704
The Booking Holdings, Inc.:
0.75% 5/1/25 (a)	2,888,000	3,913,240
0.9% 9/15/21	1,715,000	1,920,951
The RealReal, Inc. 3% 6/15/25 (a)	994,000	1,157,106
Wayfair LLC:
0.375% 9/1/22	296,000	831,926
1.125% 11/1/24	329,000	858,331
		24,703,374
Leisure Products - 0.1%
Callaway Golf Co. 2.75% 5/1/26 (a)	1,995,000	2,859,489
Specialty Retail - 0.3%
American Eagle Outfitters, Inc. 3.75% 4/15/25 (a)	659,000	1,069,282
Burlington Stores, Inc. 2.25% 4/15/25 (a)	1,955,000	2,268,945
Dick's Sporting Goods, Inc. 3.25% 4/15/25 (a)	3,095,000	5,360,010
Guess?, Inc. 2% 4/15/24	120,000	89,854
National Vision Holdings, Inc. 2.5% 5/15/25 (a)	2,140,000	3,001,892
		11,789,983
Textiles, Apparel & Luxury Goods - 0.0%
Under Armour, Inc. 1.5% 6/1/24 (a)	390,000	454,372
TOTAL CONSUMER DISCRETIONARY		140,792,936
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Chefs' Warehouse Holdings 1.875% 12/1/24 (a)	100,000	73,939
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Oil States International, Inc. 1.5% 2/15/23	525,000	274,794
Oil, Gas & Consumable Fuels - 0.1%
Antero Resources Corp. 4.25% 9/1/26 (a)	940,000	865,204
CNX Resources Corp. 2.25% 5/1/26 (a)	1,365,000	1,531,094
EQT Corp. 1.75% 5/1/26 (a)	1,129,000	1,444,473
Oasis Petroleum, Inc. 2.625% 9/15/23	680,000	119,000
PDC Energy, Inc. 1.125% 9/15/21	1,262,000	1,211,770
Pioneer Natural Resources Co. 0.25% 5/15/25 (a)	1,138,000	1,381,857
SM Energy Co. 1.5% 7/1/21	110,000	102,433
Teekay Corp. 5% 1/15/23	113,000	91,456
		6,747,287
TOTAL ENERGY		7,022,081
FINANCIALS - 0.3%
Banks - 0.0%
Hope Bancorp, Inc. 2% 5/15/38	355,000	294,634
Consumer Finance - 0.1%
LendingTree, Inc.:
0.5% 7/15/25 (a)	2,380,000	2,327,938
0.625% 6/1/22	1,276,000	2,006,510
PRA Group, Inc. 3.5% 6/1/23	2,480,000	2,943,909
		7,278,357
Diversified Financial Services - 0.1%
AXA SA 7.25% 5/15/21 (a)	2,800,000	2,782,500
Mortgage Real Estate Investment Trusts - 0.1%
Arbor Realty Trust, Inc. 4.75% 11/1/22 (a)	510,000	484,819
Blackstone Mortgage Trust, Inc.:
4.375% 5/5/22	779,000	747,840
4.75% 3/15/23	473,000	438,247
Exantas Capital Corp. 4.5% 8/15/22	308,000	276,430
Hannon Armstrong Sustainable Infrastructure Capital, Inc.:
0% 8/15/23	90,000	94,834
4.125% 9/1/22	400,000	636,000
RWT Holdings, Inc. 5.75% 10/1/25 (a)	500,000	429,778
Starwood Property Trust, Inc. 4.375% 4/1/23	250,000	239,479
		3,347,427
TOTAL FINANCIALS		13,702,918
HEALTH CARE - 2.4%
Biotechnology - 0.7%
Acorda Therapeutics, Inc. 1.75% 6/15/21	1,100,000	948,594
Apellis Pharmaceuticals, Inc. 3.5% 9/15/26 (a)	1,300,000	1,410,843
BioMarin Pharmaceutical, Inc.:
0.599% 8/1/24	784,000	835,582
1.25% 5/15/27 (a)	806,000	800,441
Bridgebio Pharma, Inc. 2.5% 3/15/27 (a)	1,000,000	988,718
Clovis Oncology, Inc.:
2.5% 9/15/21	518,000	466,508
4.5% 8/1/24 (a)	460,000	409,049
Coherus BioSciences, Inc. 1.5% 4/15/26 (a)	750,000	892,774
Exact Sciences Corp.:
0.375% 3/15/27	2,799,000	2,790,253
0.375% 3/1/28	3,030,000	2,791,689
1% 1/15/25	2,200,000	2,833,875
Flexion Therapeutics, Inc. 3.375% 5/1/24	174,000	144,990
Halozyme Therapeutics, Inc. 1.25% 12/1/24 (a)	330,000	453,073
Inovio Pharmaceuticals, Inc. 6.5% 3/1/24	183,000	404,981
Intercept Pharmaceuticals, Inc.:
2% 5/15/26	186,000	137,932
3.25% 7/1/23	108,000	88,663
Invitae Corp. 2% 9/1/24 (a)	289,000	405,073
Ironwood Pharmaceuticals, Inc.:
0.75% 6/15/24	930,000	954,180
1.5% 6/15/26	930,000	961,969
2.25% 6/15/22	1,400,000	1,482,752
Isis Pharmaceuticals, Inc. 1% 11/15/21	2,151,000	2,319,047
Karyopharm Therapeutics, Inc. 3% 10/15/25	60,000	72,029
Natera, Inc. 2.25% 5/1/27 (a)	995,000	1,837,840
Neurocrine Biosciences, Inc. 2.25% 5/15/24	1,975,000	3,149,184
Novavax, Inc. 3.75% 2/1/23	72,000	85,045
PTC Therapeutics, Inc.:
1.5% 9/15/26 (a)	700,000	815,876
3% 8/15/22	310,000	352,611
Retrophin, Inc. 2.5% 9/15/25	1,325,000	1,158,278
Sarepta Therapeutics, Inc. 1.5% 11/15/24	1,845,000	3,940,907
		33,932,756
Health Care Equipment & Supplies - 0.9%
Cantel Medical Corp. 3.25% 5/15/25 (a)	274,000	397,428
CONMED Corp. 2.625% 2/1/24	1,068,000	1,247,420
DexCom, Inc.:
0.25% 11/15/25 (a)	4,428,000	4,709,391
0.75% 12/1/23	2,720,000	7,088,423
Envista Holdings Corp. 2.375% 6/1/25 (a)	2,200,000	3,005,482
Glaukos Corp. 2.75% 6/15/27 (a)	1,200,000	1,345,560
Insulet Corp.:
0.375% 9/1/26 (a)	2,565,000	3,108,264
1.375% 11/15/24	1,205,000	2,857,196
Integra LifeSciences Holdings Corp. 0.5% 8/15/25 (a)	1,458,000	1,377,862
Livanova U.S.A., Inc. 3% 12/15/25 (a)	2,380,000	2,548,402
Mesa Laboratories, Inc. 1.375% 8/15/25	1,275,000	1,372,115
Nevro Corp.:
1.75% 6/1/21	450,000	666,000
2.75% 4/1/25	885,000	1,343,841
NuVasive, Inc.:
0.375% 3/15/25 (a)	100,000	90,130
1% 6/1/23 (a)	940,000	920,613
2.25% 3/15/21	1,915,000	2,025,113
Tandem Diabetes Care, Inc. 1.5% 5/1/25 (a)	2,790,000	3,613,639
Varex Imaging Corp. 4% 6/1/25 (a)	950,000	792,063
Wright Medical Group NV 2.25% 11/15/21	990,000	1,412,957
Wright Medical Group, Inc. 1.625% 6/15/23	2,685,000	2,803,048
		42,724,947
Health Care Providers & Services - 0.1%
1Life Healthcare, Inc. 3% 6/15/25 (a)	1,040,000	1,057,088
Anthem, Inc. 2.75% 10/15/42	532,000	2,086,132
PetIQ, Inc. 4% 6/1/26 (a)	90,000	125,757
		3,268,977
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. 0.875% 1/1/27 (a)	790,000	735,619
Health Catalyst, Inc. 2.5% 4/15/25 (a)	1,100,000	1,371,262
Livongo Health, Inc. 0.875% 6/1/25 (a)	900,000	1,728,405
Tabula Rasa HealthCare, Inc. 1.75% 2/15/26 (a)	805,000	807,331
Teladoc Health, Inc.:
1.25% 6/1/27 (a)	5,420,000	6,804,068
1.375% 5/15/25	592,000	2,378,521
		13,825,206
Life Sciences Tools & Services - 0.2%
Illumina, Inc.:
0% 8/15/23	1,096,000	1,216,560
0.5% 6/15/21	910,000	1,309,831
Nanostring Technologies, Inc. 2.625% 3/1/25 (a)	500,000	562,596
NeoGenomics, Inc. 1.25% 5/1/25	920,000	1,175,569
Repligen Corp. 0.375% 7/15/24	1,960,000	2,904,453
		7,169,009
Pharmaceuticals - 0.2%
Aerie Pharmaceuticals, Inc. 1.5% 10/1/24 (a)	1,410,000	1,109,494
Collegium Pharmaceutical, Inc. 2.625% 2/15/26	519,000	491,909
Innoviva, Inc.:
2.125% 1/15/23	905,000	879,120
2.5% 8/15/25	630,000	633,702
Jazz Investments I Ltd.:
1.5% 8/15/24	138,000	136,882
1.875% 8/15/21	58,000	58,254
2% 6/15/26 (a)	80,000	90,600
Omeros Corp. 5.25% 2/15/26	80,000	74,074
Pacira Biosciences, Inc.:
0.75% 8/1/25 (a)	100,000	110,659
2.375% 4/1/22	1,070,000	1,248,602
Revance Therapeutics, Inc. 1.75% 2/15/27 (a)	55,000	61,710
Supernus Pharmaceuticals, Inc. 0.625% 4/1/23	1,235,000	1,137,688
Theravance Biopharma, Inc. 3.25% 11/1/23	1,287,000	1,208,664
Tricida, Inc. 3.5% 5/15/27 (a)	166,000	106,688
		7,348,046
TOTAL HEALTH CARE		108,268,941
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
Aerojet Rocketdyne Holdings, Inc. 2.25% 12/15/23	1,170,000	1,928,359
Kaman Corp. 3.25% 5/1/24	115,000	117,318
Parsons Corp. 0.25% 8/15/25 (a)	3,151,000	3,157,516
		5,203,193
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc. 1.125% 10/15/24	3,891,000	4,142,779
Atlas Air Worldwide Holdings, Inc. 1.875% 6/1/24	1,300,000	1,529,548
		5,672,327
Airlines - 0.2%
Southwest Airlines Co. 1.25% 5/1/25	6,452,000	8,563,843
Spirit Airlines, Inc. 4.75% 5/15/25	54,000	84,293
		8,648,136
Building Products - 0.0%
Patrick Industries, Inc. 1% 2/1/23	2,090,000	2,041,899
Construction & Engineering - 0.1%
Dycom Industries, Inc. 0.75% 9/15/21	1,847,000	1,782,355
Granite Construction, Inc. 2.75% 11/1/24 (a)	2,578,000	2,117,183
		3,899,538
Electrical Equipment - 0.1%
Bloom Energy Corp. 2.5% 8/15/25 (a)	80,000	90,878
Plug Power, Inc. 3.75% 6/1/25 (a)	1,000,000	2,624,315
		2,715,193
Machinery - 0.1%
Chart Industries, Inc. 1% 11/15/24 (a)	965,000	1,283,619
Fortive Corp. 0.875% 2/15/22	103,000	102,965
Greenbrier Companies, Inc. 2.875% 2/1/24	486,000	440,916
Meritor, Inc. 3.25% 10/15/37	355,000	378,540
Middleby Corp. 1% 9/1/25 (a)	90,000	93,127
		2,299,167
Professional Services - 0.0%
FTI Consulting, Inc. 2% 8/15/23	1,568,000	2,021,458
Road & Rail - 0.0%
Lyft, Inc. 1.5% 5/15/25 (a)	1,330,000	1,438,592
TOTAL INDUSTRIALS		33,939,503
INFORMATION TECHNOLOGY - 6.6%
Communications Equipment - 0.3%
Applied Optoelectronics, Inc. 5% 3/15/24	621,000	568,165
CalAmp Corp. 2% 8/1/25	1,720,000	1,394,766
Inseego Corp. 3.25% 5/1/25	100,000	104,032
InterDigital, Inc. 2% 6/1/24	95,000	99,364
Liberty Media Corp. 3.5% 1/15/31	2,720,000	2,238,016
Lumentum Holdings, Inc.:
0.25% 3/15/24	1,888,000	2,914,204
0.5% 12/15/26 (a)	4,058,000	4,609,189
Viavi Solutions, Inc.:
1% 3/1/24	78,000	94,796
1.75% 6/1/23	75,000	88,219
		12,110,751
Electronic Equipment & Components - 0.1%
II-VI, Inc. 0.25% 9/1/22	2,216,000	2,604,055
Insight Enterprises, Inc. 0.75% 2/15/25	1,073,000	1,160,061
Knowles Corp. 3.25% 11/1/21	745,000	785,081
TTM Technologies, Inc. 1.75% 12/15/20	1,000,000	1,187,998
		5,737,195
IT Services - 1.4%
Akamai Technologies, Inc.:
0.125% 5/1/25	7,905,000	10,532,824
0.375% 9/1/27 (a)	6,849,000	8,044,082
Euronet Worldwide, Inc. 0.75% 3/15/49	1,295,000	1,291,605
i3 Verticals LLC 1% 2/15/25 (a)	105,000	94,566
KBR, Inc. 2.5% 11/1/23	622,000	745,414
Limelight Networks, Inc. 3.5% 8/1/25 (a)	1,300,000	1,311,646
MongoDB, Inc.:
0.25% 1/15/26 (a)	1,870,000	2,456,713
0.75% 6/15/24	181,000	619,133
Okta, Inc.:
0.125% 9/1/25 (a)	3,367,000	4,472,676
0.375% 6/15/26 (a)	2,860,000	3,289,281
Perficient, Inc.:
1.25% 8/1/25 (a)	710,000	762,170
2.375% 9/15/23	390,000	509,141
Sabre GLBL, Inc. 4% 4/15/25 (a)	58,000	70,471
Square, Inc.:
0.125% 3/1/25 (a)	2,768,000	4,203,005
0.375% 3/1/22	187,000	1,301,506
0.5% 5/15/23	2,034,000	4,304,398
Twilio, Inc. 0.25% 6/1/23	853,000	3,247,226
Unisys Corp. 5.5% 3/1/21	845,000	1,118,086
Wix.com Ltd.:
0% 7/1/23	3,735,000	7,927,888
0% 8/15/25 (a)	4,385,000	4,688,451
		60,990,282
Semiconductors & Semiconductor Equipment - 1.4%
Advanced Micro Devices, Inc. 2.125% 9/1/26	1,026,000	11,605,702
Cree, Inc.:
0.875% 9/1/23	2,830,000	3,491,654
1.75% 5/1/26 (a)	2,250,000	3,417,188
Enphase Energy, Inc. 0.25% 3/1/25 (a)	1,400,000	1,695,820
Impinj, Inc. 2% 12/15/26 (a)	60,000	56,140
Inphi Corp.:
0.75% 9/1/21	1,150,000	2,345,825
0.75% 4/15/25 (a)	1,516,000	1,842,741
1.125% 12/1/20	421,000	1,187,642
Microchip Technology, Inc.:
1.625% 2/15/25	5,902,000	13,937,207
1.625% 2/15/27	2,433,000	3,872,207
2.25% 2/15/37	2,641,000	4,106,010
Micron Technology, Inc. 3.125% 5/1/32	808,000	3,663,775
ON Semiconductor Corp.:
1% 12/1/20	2,550,000	3,034,772
1.625% 10/15/23	2,809,000	3,622,211
Rambus, Inc. 1.375% 2/1/23	840,000	863,349
Silicon Laboratories, Inc. 1.375% 3/1/22	321,000	395,258
SMART Global Holdings, Inc. 2.25% 2/15/26 (a)	450,000	401,355
Synaptics, Inc. 0.5% 6/15/22	1,185,000	1,512,678
Teradyne, Inc. 1.25% 12/15/23	1,341,000	3,648,358
Veeco Instruments, Inc. 3.75% 6/1/27 (a)	90,000	95,960
		64,795,852
Software - 3.4%
2U, Inc. 2.25% 5/1/25 (a)	1,500,000	2,466,706
8x8, Inc. 0.5% 2/1/24	548,000	519,035
Altair Engineering, Inc. 0.25% 6/1/24	1,080,000	1,198,082
Alteryx, Inc.:
0.5% 8/1/24	867,000	878,194
1% 8/1/26	1,046,000	1,060,051
Atlassian, Inc. 0.625% 5/1/23	1,991,000	4,718,670
Avaya Holdings Corp. 2.25% 6/15/23	550,000	506,317
Benefitfocus, Inc. 1.25% 12/15/23	149,000	116,190
BlackLine, Inc. 0.125% 8/1/24	1,586,000	2,140,240
Cerence, Inc. 3% 6/1/25 (a)	1,840,000	2,950,256
Cloudflare, Inc. 0.75% 5/15/25 (a)	340,000	437,590
Coupa Software, Inc.:
0.125% 6/15/25	1,641,000	3,473,665
0.375% 1/15/23	53,000	389,484
0.375% 6/15/26 (a)	5,507,000	7,204,832
CyberArk Software Ltd. 0% 11/15/24 (a)	469,000	469,701
Datadog, Inc. 0.125% 6/15/25 (a)	90,000	107,257
DocuSign, Inc. 0.5% 9/15/23	1,232,000	3,837,782
Everbridge, Inc.:
0.125% 12/15/24 (a)	1,997,000	2,932,550
1.5% 11/1/22	429,000	1,895,235
FireEye, Inc.:
0.875% 6/1/24	2,660,000	2,609,176
1.625% 6/1/35	2,500,000	2,400,264
Five9, Inc.:
0.125% 5/1/23	19,000	58,964
0.5% 6/1/25 (a)	2,690,000	3,232,045
Guidewire Software, Inc. 1.25% 3/15/25	1,709,000	2,033,213
HubSpot, Inc.:
0.25% 6/1/22	470,000	1,486,372
0.375% 6/1/25 (a)	1,750,000	2,262,614
j2 Global, Inc.:
1.75% 11/1/26 (a)	122,000	108,828
3.25% 6/15/29	945,000	1,091,532
LivePerson, Inc. 0.75% 3/1/24	3,703,000	6,171,560
Model N, Inc. 2.625% 6/1/25 (a)	1,400,000	1,914,343
New Relic, Inc. 0.5% 5/1/23	48,000	46,489
Nuance Communications, Inc.:
1% 12/15/35	2,965,000	3,974,879
1.25% 4/1/25	3,212,000	5,225,603
Nutanix, Inc. 0% 1/15/23	328,000	323,554
Pagerduty, Inc. 1.25% 7/1/25 (a)	1,870,000	2,065,193
Palo Alto Networks, Inc.:
0.375% 6/1/25 (a)	6,815,000	7,426,776
0.75% 7/1/23	7,091,000	8,231,161
Pegasystems, Inc. 0.75% 3/1/25 (a)	2,779,000	3,275,741
Pluralsight, Inc. 0.375% 3/1/24	1,650,000	1,485,364
Proofpoint, Inc. 0.25% 8/15/24	2,345,000	2,377,536
Q2 Holdings, Inc.:
0.75% 2/15/23	993,000	1,767,404
0.75% 6/1/26	3,846,000	4,894,363
Rapid7, Inc.:
1.25% 8/1/23	1,250,000	2,034,999
2.25% 5/1/25 (a)	1,390,000	1,797,101
RealPage, Inc.:
1.5% 11/15/22	1,181,000	1,849,741
1.5% 5/15/25	1,330,000	1,432,244
RingCentral, Inc.:
0% 3/15/23	325,000	1,163,864
0% 3/1/25 (a)	3,027,000	3,341,360
SailPoint Technologies Holding, Inc. 0.125% 9/15/24 (a)	4,083,000	6,189,987
ServiceNow, Inc. 0% 6/1/22	1,811,000	6,470,045
Slack Technologies, Inc. 0.5% 4/15/25 (a)	1,525,000	1,976,010
Splunk, Inc.:
0.5% 9/15/23	2,731,000	4,252,668
1.125% 9/15/25	2,035,000	3,269,110
1.125% 6/15/27 (a)	1,250,000	1,460,615
Varonis Systems, Inc. 1.25% 8/15/25 (a)	740,000	1,115,097
Verint Systems, Inc. 1.5% 6/1/21	1,400,000	1,411,422
Workday, Inc. 0.25% 10/1/22	4,500,000	7,554,600
Workiva, Inc. 1.125% 8/15/26 (a)	603,000	615,881
Zendesk, Inc.:
0.25% 3/15/23	62,000	100,440
0.625% 6/15/25 (a)	3,690,000	4,245,806
Zscaler, Inc. 0.125% 7/1/25 (a)	940,000	1,131,478
		153,177,279
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. 0.125% 4/15/23	490,000	472,323
Western Digital Corp. 1.5% 2/1/24	100,000	96,315
		568,638
TOTAL INFORMATION TECHNOLOGY		297,379,997
MATERIALS - 0.2%
Chemicals - 0.0%
Livent Corp. 4.125% 7/15/25 (a)	110,000	132,963
Metals & Mining - 0.2%
Allegheny Technologies, Inc. 3.5% 6/15/25 (a)	760,000	713,715
Cleveland-Cliffs, Inc. 1.5% 1/15/25	88,000	89,349
Endeavour Mining Corp. 3% 2/15/23 (a)	2,410,000	3,081,908
SSR Mining, Inc. 2.5% 4/1/39	2,061,000	2,998,425
United States Steel Corp. 5% 11/1/26 (a)	113,000	91,328
		6,974,725
TOTAL MATERIALS		7,107,688
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
CorEnergy Infrastructure Trust, Inc. 5.875% 8/15/25 (a)	100,000	74,914
Extra Space Storage LP 3.125% 10/1/35 (a)	1,774,000	2,058,136
IH Merger Sub LLC 3.5% 1/15/22	1,000,000	1,321,875
iStar Financial, Inc. 3.125% 9/15/22	1,075,000	1,152,491
National Health Investors, Inc. 3.25% 4/1/21	550,000	573,375
Uniti Fiber Holdings, Inc. 4% 6/15/24 (a)	85,000	94,138
		5,274,929
Real Estate Management & Development - 0.0%
Redfin Corp. 1.75% 7/15/23	450,000	741,818
TOTAL REAL ESTATE		6,016,747
UTILITIES - 0.2%
Electric Utilities - 0.1%
NRG Energy, Inc. 2.75% 6/1/48	3,205,000	3,407,316
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure PLC 4% 7/15/25 (a)	680,000	697,068
NextEra Energy Partners LP 1.5% 9/15/20	3,193,000	3,639,749
		4,336,817
TOTAL UTILITIES		7,744,133

TOTAL CONVERTIBLE BONDS		707,163,388

Nonconvertible Bonds - 0.3%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	1,000,000	773,750
FINANCIALS - 0.3%
Banks - 0.1%
JPMorgan Chase & Co. 3 month U.S. LIBOR + 1.000% 1.2801% 5/15/77 (b)(c)	4,500,000	3,460,801
Consumer Finance - 0.0%
Ally Financial, Inc. 8% 11/1/31	1,000,000	1,350,931
Diversified Financial Services - 0.2%
Equitable Holdings, Inc. 4.95% (b)(d)	750,000	770,963
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 3.02% 12/21/65 (a)(b)(c)	14,050,000	7,165,500
		7,936,463
TOTAL FINANCIALS		12,748,195
UTILITIES - 0.0%
Multi-Utilities - 0.0%
CMS Energy Corp. 4.75% 6/1/50 (b)	300,000	325,586

TOTAL NONCONVERTIBLE BONDS		13,847,531

TOTAL CORPORATE BONDS
(Cost $524,463,549)		721,010,919

U.S. Government Agency Obligations - 0.0%
Farm Credit Bank of Texas 5.7% (a)(b)(d)
(Cost $500,000)	500,000	535,000
	Shares	Value

Common Stocks - 53.3%
COMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	2,007,500	$59,843,575
Verizon Communications, Inc.	1,077,500	63,863,425
		123,707,000
Entertainment - 0.4%
The Walt Disney Co.	133,200	17,565,084
Media - 0.3%
Comcast Corp. Class A	150,100	6,725,981
Interpublic Group of Companies, Inc.	464,800	8,254,848
		14,980,829
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc.	184,905	21,574,715

TOTAL COMMUNICATION SERVICES		177,827,628

CONSUMER DISCRETIONARY - 4.7%
Hotels, Restaurants & Leisure - 2.0%
Caesars Entertainment, Inc. (e)	79,599	3,645,634
McDonald's Corp.	369,000	78,788,880
Restaurant Brands International, Inc.	91,100	4,935,820
Starbucks Corp.	57,300	4,840,131
		92,210,465
Household Durables - 0.2%
Lennar Corp. Class A	91,100	6,816,102
Multiline Retail - 0.7%
Dollar General Corp.	81,300	16,412,844
Dollar Tree, Inc. (e)	160,500	15,451,335
		31,864,179
Specialty Retail - 1.8%
Lowe's Companies, Inc.	183,400	30,204,146
The Home Depot, Inc.	84,300	24,028,872
Tiffany & Co., Inc.	88,100	10,792,250
TJX Companies, Inc.	329,900	18,075,221
		83,100,489

TOTAL CONSUMER DISCRETIONARY		213,991,235

CONSUMER STAPLES - 9.9%
Beverages - 2.0%
Diageo PLC	345,900	11,556,914
PepsiCo, Inc.	560,500	78,503,630
		90,060,544
Food & Staples Retailing - 1.6%
Kroger Co.	630,100	22,481,968
Sysco Corp.	323,200	19,437,248
Walmart, Inc.	226,000	31,380,100
		73,299,316
Food Products - 0.7%
McCormick & Co., Inc. (non-vtg.)	21,600	4,453,920
Nestle SA (Reg. S)	105,520	12,709,582
The J.M. Smucker Co. (f)	128,300	15,419,094
		32,582,596
Household Products - 3.1%
Procter & Gamble Co.	1,004,458	138,946,675
Personal Products - 0.4%
Unilever NV (NY Reg.)	318,700	18,484,600
Tobacco - 2.1%
Altria Group, Inc.	868,500	37,988,190
Philip Morris International, Inc.	705,700	56,307,803
		94,295,993

TOTAL CONSUMER STAPLES		447,669,724

ENERGY - 5.5%
Oil, Gas & Consumable Fuels - 5.5%
Ardmore Shipping Corp.	158,349	585,891
Black Stone Minerals LP	145,800	1,019,142
BP PLC	2,594,500	9,051,638
Brigham Minerals, Inc. Class A	130,700	1,543,567
Cheniere Energy, Inc. (e)	138,700	7,219,335
Chevron Corp.	118,500	9,945,705
ConocoPhillips Co.	269,777	10,221,851
Delek Logistics Partners LP	105,100	3,466,198
DHT Holdings, Inc.	4,290,420	22,696,322
Enbridge, Inc.	174,400	5,579,570
Energy Transfer Equity LP	1,557,504	9,999,176
Enterprise Products Partners LP	891,900	15,661,764
Equitrans Midstream Corp.	335,137	3,445,208
Euronav NV	1,937,300	17,668,176
Exxon Mobil Corp.	881,800	35,219,092
Frontline Ltd. (NY Shares) (f)	924,300	7,357,428
Golar LNG Partners LP	168,300	434,214
Hess Midstream LP	119,100	2,105,688
Imperial Oil Ltd.	542,400	8,944,703
Kimbell Royalty Partners LP (f)	125,900	1,024,826
Magellan Midstream Partners LP	166,900	6,343,869
MPLX LP	586,169	10,709,308
Noble Midstream Partners LP	229,505	2,056,365
Phillips 66 Co.	204,100	11,933,727
Phillips 66 Partners LP	127,200	3,424,224
Plains All American Pipeline LP	355,200	2,514,816
Rattler Midstream LP	175,100	1,465,587
Suncor Energy, Inc.	395,200	6,341,500
Sunoco Logistics Partners, LP	56,700	1,504,251
Targa Resources Corp.	180,000	3,061,800
The Williams Companies, Inc.	318,712	6,616,461
Valero Energy Corp.	228,600	12,022,074
Viper Energy Partners LP	204,300	2,079,774
Western Midstream Partners LP	481,405	4,366,343
		247,629,593
FINANCIALS - 4.1%
Banks - 1.3%
Bank of America Corp.	350,600	9,024,444
Citigroup, Inc.	309,000	15,796,080
JPMorgan Chase & Co.	83,400	8,355,846
M&T Bank Corp.	148,900	15,375,414
Wells Fargo & Co.	425,300	10,270,995
		58,822,779
Capital Markets - 1.3%
BlackRock, Inc. Class A	71,700	42,603,423
KKR & Co. LP	246,000	8,811,720
Raymond James Financial, Inc.	100,200	7,587,144
		59,002,287
Consumer Finance - 0.3%
Capital One Financial Corp.	185,000	12,770,550
Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc. Class B (e)	30,700	6,693,828
Insurance - 1.0%
Chubb Ltd.	84,900	10,612,500
Marsh & McLennan Companies, Inc.	87,700	10,077,607
The Travelers Companies, Inc.	228,100	26,468,724
		47,158,831

TOTAL FINANCIALS		184,448,275

HEALTH CARE - 10.9%
Biotechnology - 3.1%
AbbVie, Inc.	629,300	60,268,061
Alder Biopharmaceuticals, Inc. rights (e)(g)	61,506	54,125
Amgen, Inc.	326,400	82,683,648
		143,005,834
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co.	48,600	11,798,622
DexCom, Inc. (e)	3,653	1,554,023
		13,352,645
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.	53,200	16,627,660
Pharmaceuticals - 7.1%
AstraZeneca PLC sponsored ADR	460,900	25,810,400
Bristol-Myers Squibb Co.	1,081,000	67,238,200
Eli Lilly & Co.	117,300	17,406,147
Johnson & Johnson	1,064,544	163,311,694
Roche Holding AG (participation certificate)	62,980	22,031,603
Royalty Pharma PLC	55,800	2,309,004
Sanofi SA sponsored ADR	435,200	22,012,416
		320,119,464

TOTAL HEALTH CARE		493,105,603

INDUSTRIALS - 2.8%
Aerospace & Defense - 0.7%
General Dynamics Corp.	78,000	11,649,300
Northrop Grumman Corp.	51,900	17,781,459
		29,430,759
Commercial Services & Supplies - 0.1%
Waste Management, Inc. (f)	55,800	6,361,200
Electrical Equipment - 0.6%
Eaton Corp. PLC	254,800	26,015,080
Industrial Conglomerates - 1.3%
3M Co. (f)	257,800	42,026,556
General Electric Co.	1,484,600	9,412,364
Roper Technologies, Inc.	18,400	7,860,296
		59,299,216
Professional Services - 0.1%
Equifax, Inc.	30,100	5,064,927

TOTAL INDUSTRIALS		126,171,182

INFORMATION TECHNOLOGY - 6.5%
Communications Equipment - 1.8%
Cisco Systems, Inc.	1,930,200	81,493,044
IT Services - 1.7%
Amdocs Ltd.	258,300	15,815,709
Fidelity National Information Services, Inc.	46,000	6,939,100
Paychex, Inc. (f)	397,700	30,412,119
Visa, Inc. Class A	104,800	22,216,552
		75,383,480
Semiconductors & Semiconductor Equipment - 1.0%
Lam Research Corp.	7,521	2,529,613
NXP Semiconductors NV	149,900	18,851,424
Qualcomm, Inc.	89,500	10,659,450
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	154,500	12,244,125
		44,284,612
Software - 1.1%
Microsoft Corp.	233,000	52,548,490
Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	268,400	34,634,336
Samsung Electronics Co. Ltd.	137,390	6,247,603
		40,881,939

TOTAL INFORMATION TECHNOLOGY		294,591,565

MATERIALS - 0.2%
Chemicals - 0.1%
Linde PLC	29,700	7,417,278
Containers & Packaging - 0.1%
WestRock Co.	117,300	3,557,709

TOTAL MATERIALS		10,974,987

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.	69,000	17,191,350
Crown Castle International Corp.	37,770	6,165,953
		23,357,303
UTILITIES - 4.3%
Electric Utilities - 3.0%
Exelon Corp.	586,300	21,640,333
NextEra Energy, Inc.	228,200	63,706,594
NRG Energy, Inc.	371,000	12,766,110
PG&E Corp. (e)	221,000	2,046,460
Xcel Energy, Inc. (f)	512,700	35,619,833
		135,779,330
Independent Power and Renewable Electricity Producers - 0.4%
NextEra Energy Partners LP	68,200	4,113,824
Vistra Corp.	897,800	17,264,694
		21,378,518
Multi-Utilities - 0.9%
Ameren Corp.	320,700	25,370,577
WEC Energy Group, Inc. (f)	154,000	14,488,320
		39,858,897

TOTAL UTILITIES		197,016,745

TOTAL COMMON STOCKS
(Cost $1,988,819,287)		2,416,783,840

Preferred Stocks - 8.5%
Convertible Preferred Stocks - 3.7%
COMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)(e)	19,300	21,144,501
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.1%
Aptiv PLC Series A 5.50%	44,200	4,835,480
Internet & Direct Marketing Retail - 0.1%
Chewy, Inc. 6.50% (a)(e)	2,700	3,926,074
TOTAL CONSUMER DISCRETIONARY		8,761,554
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Bunge Ltd. 4.875%	25,300	2,391,534
Household Products - 0.0%
Energizer Holdings, Inc. 7.50%	19,600	1,914,900
TOTAL CONSUMER STAPLES		4,306,434
FINANCIALS - 0.1%
Banks - 0.0%
Bank of America Corp. Series L, 7.25% (e)	65	97,177
Wells Fargo & Co. 7.50%	45	62,086
		159,263
Capital Markets - 0.1%
KKR & Co. LP Series C 6.00% (e)	103,800	5,607,276
Mortgage Real Estate Investment Trusts - 0.0%
Great Ajax Corp. 7.25% (e)	13,367	320,808
TOTAL FINANCIALS		6,087,347
HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.7%
Becton, Dickinson & Co. 6.50%	144,300	7,735,923
Boston Scientific Corp. Series A 5.50%	51,200	5,989,888
Danaher Corp.:
4.75%	6,700	9,606,996
Series B 5.00%	5,960	7,344,866
		30,677,673
Health Care Technology - 0.0%
Change Healthcare, Inc. 6.00%	22,000	1,145,100
Life Sciences Tools & Services - 0.1%
Avantor, Inc. Series A 6.25%	65,900	4,835,726
Pharmaceuticals - 0.0%
Elanco Animal Health, Inc. 5.00%	2,300	106,214
TOTAL HEALTH CARE		36,764,713
INDUSTRIALS - 0.2%
Machinery - 0.2%
Colfax Corp. 5.75% (e)	20,200	2,865,184
Fortive Corp. Series A, 5.00%	2,360	2,158,810
Stanley Black & Decker, Inc. Series D 5.25%	39,100	3,948,423
		8,972,417
INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment & Components - 0.1%
II-VI, Inc. Series A 6.00% (e)	18,800	3,900,887
IT Services - 0.0%
Sabre Corp. Series A 6.50% (e)	19,900	1,960,465
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc. Series A 8.00%	18,100	22,326,091
TOTAL INFORMATION TECHNOLOGY		28,187,443
MATERIALS - 0.0%
Chemicals - 0.0%
International Flavors & Fragrances, Inc. 6.00%	2,000	91,200
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
QTS Realty Trust, Inc. 6.50%	13,100	1,990,417
UTILITIES - 1.2%
Electric Utilities - 0.7%
American Electric Power Co., Inc.:
6.125% (e)	29,100	1,411,059
6.125%	68,600	3,341,506
NextEra Energy, Inc.:
4.872%	187,400	10,239,536
5.279%	194,200	9,288,586
PG&E Corp. (e)	39,200	3,813,376
Southern Co. 6.75%	73,100	3,298,272
		31,392,335
Gas Utilities - 0.0%
South Jersey Industries, Inc. 7.25%	8,500	322,643
Multi-Utilities - 0.5%
CenterPoint Energy, Inc.:
2.00% ZENS (e)	58,275	3,452,794
Series B, 7.00%	59,400	2,244,726
Dominion Energy, Inc. 7.25%	56,900	5,724,709
DTE Energy Co. 6.25%	67,400	3,126,616
Sempra Energy:
6.75%	13,600	1,385,840
Series A, 6.00%	45,300	4,618,627
		20,553,312
Water Utilities - 0.0%
Essential Utilities, Inc. 6.00%	24,000	1,348,200
TOTAL UTILITIES		53,616,490

TOTAL CONVERTIBLE PREFERRED STOCKS		169,922,516

Nonconvertible Preferred Stocks - 4.8%
COMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.:
4.75%	160,000	4,064,000
5.125%	85,000	2,278,850
5.35%	100,000	2,678,000
		9,020,850
Wireless Telecommunication Services - 0.1%
U.S. Cellular Corp. 6.25%	80,000	2,096,800
TOTAL COMMUNICATION SERVICES		11,117,650
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Ford Motor Co. 6.00%	50,000	1,232,500
Leisure Products - 0.0%
Brunswick Corp. 6.375%	5,000	136,850
TOTAL CONSUMER DISCRETIONARY		1,369,350
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Enbridge, Inc. Series L 5 year U.S. Treasury Index + 3.150% 4.959% (b)(c)	12,100	183,194
Energy Transfer Partners LP Series C, 7.375% (b)	53,100	1,076,337
		1,259,531
FINANCIALS - 3.0%
Banks - 2.5%
Bank of America Corp.:
5.00%	280,000	7,501,200
6.00%	45,000	1,185,917
6.20%	29,000	754,290
Series GG, 6.00%	285,000	7,897,350
Series HH 5.875%	220,744	6,043,971
Series KK 5.375%	360,000	9,770,400
BOK Financial Corp. 5.375%	28,952	760,280
CIT Group, Inc. Series B 5.625%	30,000	701,700
Commerce Bancshares, Inc. 6.00%	5,000	125,000
First Citizens Bancshares, Inc.	15,000	394,950
First Republic Bank Series J 4.70%	75,000	1,976,250
First Tennessee Bank NA adj. rate (a)(b)(c)	12,500	9,125,000
JPMorgan Chase & Co.:
4.75%	200,000	5,328,000
Series AA 6.10%	35,000	892,850
Series DD, 5.75%	301,100	8,244,118
Series EE 6.00%	151,000	4,214,410
PNC Financial Services Group, Inc.:
Series P, 6.125% (b)	80,086	2,131,088
Series Q, 5.375%	45,599	1,140,887
Truist Financial Corp.:
Series F, 5.20%	147,001	3,729,415
Series G, 5.20%	89,956	2,276,786
Series O 5.25%	4,000	111,000
U.S. Bancorp:
Series F, 6.50% (b)	59,451	1,603,988
Series K, 5.50%	41,000	1,151,690
Wells Fargo & Co.:
5.20%	10,000	255,100
5.70%	100,000	2,559,000
5.85% (b)	278,751	7,269,826
6.625% (b)	24,000	661,680
Class A 5.125%	10,000	254,000
Series P, 5.25%	37,639	959,042
Series X, 5.50%	370,000	9,664,400
Series Y, 5.625%	55,000	1,473,450
Series Z 4.75%	464,900	11,524,871
		111,681,909
Capital Markets - 0.1%
Bank of New York Mellon Corp. 5.20%	20,000	516,400
Charles Schwab Corp.:
5.95%	3,000	78,476
Series C, 6.00%	2,500	63,650
Northern Trust Corp. Series E 4.70%	60,000	1,652,400
Oaktree Capital Group LLC:
6.55%	23,000	628,590
Series A, 6.625%	15,197	420,045
State Street Corp.:
Series D, 5.90% (b)	5,000	137,850
Series G, 5.35% (b)	20,000	557,400
		4,054,811
Consumer Finance - 0.1%
Capital One Financial Corp.:
5.00%	25,000	631,250
Series J 5.00%	117,000	2,840,760
Synchrony Financial Series A 5.625%	40,000	974,000
		4,446,010
Diversified Financial Services - 0.0%
Equitable Holdings, Inc. Series A 5.25%	67,000	1,683,710
Insurance - 0.3%
Allstate Corp.:
5.10%	135,000	3,650,400
Series I 4.75%	40,000	1,085,600
Athene Holding Ltd.:
Series A 6.35% (b)	7,500	200,400
Series B 5.625%	7,800	200,772
Series C 6.375% (b)	10,000	271,000
Hartford Financial Services Group, Inc.:
7.875% (b)	10,500	296,310
Series G, 6.00%	32,500	900,900
MetLife, Inc.:
5.625%	20,000	555,600
Series F 4.75%	60,000	1,591,200
Prudential Financial, Inc. 4.125%	20,000	506,200
W.R. Berkley Corp.:
5.10%	90,000	2,354,400
5.70%	19,071	507,289
5.75%	47,500	1,223,377
5.90%	27,241	707,176
		14,050,624
TOTAL FINANCIALS		135,917,064
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Grifols SA Class B	291,200	4,692,103
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Bombardier, Inc. Series 3, 3.983%	123,400	862,811
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Boston Properties, Inc. 5.25%	17,500	444,500
National Retail Properties, Inc. Series F, 5.20%	50,000	1,292,000
Public Storage:
Series B, 5.40%	5,000	129,650
Series C, 5.125%	40,099	1,034,554
Series D, 4.95%	25,000	644,000
Series E, 4.90%	328,535	8,482,774
Series F, 5.15%	5,298	140,980
Series G, 5.05%	39,937	1,051,941
Series H 5.60%	7,100	201,924
Series I 4.875%	15,000	411,150
Series J:
4.70%	52,500	1,445,325
4.75%	30,000	826,200
Series M 4.125% (e)	10,000	265,200
Series W, 5.20%	98,672	2,497,388
Series X, 5.20%	20,000	506,000
		19,373,586
UTILITIES - 0.9%
Electric Utilities - 0.5%
Alabama Power Co. Series A, 5.00%	5,000	140,000
Duke Energy Corp.:
5.125%	10,000	259,900
5.625%	85,000	2,396,150
5.75%	11,800	333,468
Entergy Louisiana LLC:
4.875%	5,000	131,255
5.25%	7,800	208,650
Entergy New Orleans, Inc. 5.50%	7,217	198,468
Entergy, Inc.	5,000	132,100
Entergy, Inc.:
4.875%	8,000	212,800
Series A 5.375%	10,000	275,100
Georgia Power Co. 5.00%	5,000	138,450
NextEra Energy Capital Holdings, Inc.:
5.65%	7,500	209,100
Series I, 5.125%	176,264	4,526,460
Series J, 5.00%	15,000	384,300
Southern Co.:
5.25%	186,487	5,051,933
5.25%	122,500	3,188,675
6.25%	136,653	3,499,683
Series A 4.95%	117,500	3,151,350
		24,437,842
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Energy Partners LP 5.25%	92,500	2,497,038
Multi-Utilities - 0.3%
CMS Energy Corp.:
5.625%	98,258	2,649,036
5.875%	44,330	1,218,188
5.875%	27,943	771,506
Dominion Energy, Inc. Series A, 5.25%	31,034	803,160
DTE Energy Co.:
5.25%	3,500	89,145
6.00%	33,699	880,892
Series B, 5.375%	75,210	1,932,145
Series E, 5.25%	75,000	1,992,750
Integrys Energy Group, Inc. (b)	48,019	1,292,671
Sempra Energy 5.75%	90,459	2,455,962
		14,085,455
TOTAL UTILITIES		41,020,335

TOTAL NONCONVERTIBLE PREFERRED STOCKS		215,612,430

TOTAL PREFERRED STOCKS
(Cost $357,788,181)		385,534,946
	Principal Amount	Value

Bank Loan Obligations - 0.1%
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 2/27/25 (Cost $1,248,414)(b)(c)(h)	1,284,024	1,271,992
	Shares	Value

Equity Funds - 13.5%
Fidelity Real Estate Equity Central Fund (i)
(Cost $639,087,271)	5,504,949	612,700,814
	Principal Amount	Value

Preferred Securities - 6.8%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
BP Capital Markets PLC 4.875% (b)(d)	2,000,000	2,184,400
DCP Midstream Partners LP 7.375% (b)(d)	1,900,000	1,396,500
Enbridge, Inc. U.S. TREASURY 5 YEAR INDEX + 0.000% 5.75% 7/15/80 (b)(c)	500,000	526,219
Energy Transfer Partners LP:
6.25% (b)(d)	2,270,000	1,654,149
6.75% (b)(d)	500,000	415,000
7.125% (b)	500,000	436,450
Summit Midstream Partners LP 9.5% (b)(d)	1,000,000	150,000
		6,762,718
FINANCIALS - 6.6%
Banks - 6.1%
Bank of America Corp.:
4.3% (b)(d)	1,000,000	989,260
5.125% (b)(d)	19,000,000	19,950,000
5.2% (b)(d)	24,000,000	24,684,000
5.875% (b)(d)	10,000,000	10,979,384
6.1% (b)(d)	12,120,000	13,599,246
6.25% (b)(d)	14,575,000	15,868,531
6.3% (b)(d)	1,250,000	1,445,451
6.5% (b)(d)	2,000,000	2,259,500
Citigroup, Inc.:
4.3751% (b)(c)(d)	7,000,000	6,966,050
4.7% (b)(d)	10,830,000	10,775,850
5% (b)(d)	6,000,000	6,060,000
5.35% (b)(d)	5,000,000	5,125,000
5.9% (b)(d)	6,605,000	6,997,799
5.95% (b)(d)	11,750,000	12,687,650
6.25% (b)(d)	3,500,000	3,972,500
6.3% (b)(d)	5,000,000	5,355,775
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.6161% (b)(c)(d)	10,000,000	9,485,600
4% (b)(d)	4,000,000	3,795,000
4.051% (b)(c)(d)	8,585,000	8,554,953
4.6% (b)(d)	4,270,000	4,286,013
4.625% (b)(d)	500,000	489,685
5% (b)(d)	11,015,000	11,310,257
5.15% (b)(d)	11,765,000	11,909,643
6% (b)(d)	8,000,000	8,414,440
6.1% (b)(d)	9,000,000	9,650,250
6.125% (b)(d)	7,000,000	7,472,500
6.75% (b)(d)	10,000,000	11,175,000
PNC Financial Services Group, Inc.:
4.85% (b)(d)	490,000	499,800
5% (b)(d)	230,000	244,950
6.75% (b)(d)	3,500,000	3,618,510
Truist Financial Corp.:
4.8% (b)(d)	3,000,000	3,112,550
4.95% (b)(d)	250,000	270,593
5.05% (b)(d)	2,000,000	1,979,250
5.1% (b)(d)	1,000,000	1,097,500
U.S. Bancorp 5.3% (b)(d)	1,500,000	1,627,500
Wachovia Capital Trust III 3 month U.S. LIBOR + 0.930% 5.5698% (b)(c)(d)	9,796,000	9,847,429
Wells Fargo & Co.:
5.875% (b)(d)	10,000,000	11,037,600
5.9% (b)(d)	7,000,000	7,331,452
		274,926,471
Capital Markets - 0.4%
Bank of New York Mellon Corp.:
3 month U.S. LIBOR + 3.420% 3.7264% (b)(c)(d)	2,250,000	2,243,771
4.625% (b)(d)	2,000,000	2,090,060
4.7% (b)(d)	1,000,000	1,086,000
Charles Schwab Corp.:
4.625% (b)(d)	250,000	252,500
5.375% (b)(d)	2,000,000	2,195,000
7% (b)(d)	1,000,000	1,067,590
Goldman Sachs Capital II 3 month U.S. LIBOR + 0.760% 4% (b)(c)(d)	4,694,000	4,313,833
Northern Trust Corp. 4.6% (b)(d)	1,785,000	1,846,359
State Street Corp. 5.25% (b)(d)	1,750,000	1,758,750
		16,853,863
Insurance - 0.1%
MetLife, Inc. 3.8884% (b)(c)(d)	7,000,000	6,903,750

TOTAL FINANCIALS		298,684,084

INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
General Electric Co. 5% (b)(d)	2,000,000	1,559,080
UTILITIES - 0.0%
Electric Utilities - 0.0%
Duke Energy Corp. 4.875% (b)(d)	500,000	527,500
Multi-Utilities - 0.0%
Dominion Energy, Inc. 4.65% (b)(d)	250,000	253,879
Sempra Energy 4.875% (b)(d)	500,000	522,550
		776,429

TOTAL UTILITIES		1,303,929

TOTAL PREFERRED SECURITIES
(Cost $297,695,636)		308,309,811
	Shares	Value

Money Market Funds - 1.7%
Fidelity Cash Central Fund 0.12% (j)	71,952,996	71,967,387
Fidelity Securities Lending Cash Central Fund 0.11% (j)(k)	5,674,127	5,674,695
TOTAL MONEY MARKET FUNDS
(Cost $77,640,555)		77,642,082
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $3,887,242,893)		4,523,789,404
NET OTHER ASSETS (LIABILITIES) - 0.2%		9,580,474
NET ASSETS - 100%		$4,533,369,878

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $287,079,615 or 6.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Non-income producing

 (f) Security or a portion of the security is on loan at period end.

 (g) Level 3 security

 (h) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,491,987
Fidelity Real Estate Equity Central Fund	10,297,810
Fidelity Securities Lending Cash Central Fund	21,806
Total	$11,811,603

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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